EXPLORATION AND EVALUATION INTERESTS - Snip Property (Details) $ in Thousands					12 Months Ended
	Oct. 14, 2021 CAD ($)	Oct. 02, 2020	Oct. 16, 2018	Jul. 19, 2017 item lease oz	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty		1.00%
Percentage of right to purchase interest retained		0.50%
Exploration or development expenditure					$ 91,855	$ 91,602
Snip
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty				1.00%
Percentage of right to purchase interest relinquished				1.00%
Compensation to purchase interest as a multiplier of cost incurred | item				3
Minimum ounces of contained gold for retention | oz				2,000,000
Percentage of interest sold				100.00%
Percentage of right to purchase interest retained				51.00%
Number of mining leases in optioned property | lease				1
Number of mineral tenures in optioned property | item				4
Percentage of royalty on gold recovered from ore				3.00%
Threshold ounce per ton of gold recovered from ore | oz				0.3
Exploration or development expenditure					$ 936	$ 475
Snip | Hochschild
Exploration And Evaluation Interests [Line Items]
Percentage of right to purchase interest retained					60.00%
Percentage of option to purchase interest retained			60.00%
Exploration or development expenditure	$ 100,000